Eaton Vance

Government Opportunities Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 2.3%

Security	Principal Amount (000’s omitted)	Value
Mello Warehouse Securitization Trust:
Series 2020-2, Class F, 3.38%, (1 mo. USD LIBOR + 3.25%), 11/25/53(1) (2)	$5,500	$5,579,200
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 2.98%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1) (2)	4,000	3,966,759
Series 2018-GT2, Class A, 2.78%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1) (2)	430	422,321

Total Asset-Backed Securities (identified cost $9,977,646)		$9,968,280

Collateralized Mortgage Obligations — 42.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$20	$21,722
Series 1822, Class Z, 6.90%, 3/15/26	172	190,532
Series 1829, Class ZB, 6.50%, 3/15/26	35	37,142
Series 1896, Class Z, 6.00%, 9/15/26	67	73,127
Series 2075, Class PH, 6.50%, 8/15/28	42	47,342
Series 2091, Class ZC, 6.00%, 11/15/28	132	147,550
Series 2102, Class Z, 6.00%, 12/15/28	36	41,133
Series 2115, Class K, 6.00%, 1/15/29	319	353,223
Series 2142, Class Z, 6.50%, 4/15/29	88	100,161
Series 4039, Class ME, 2.00%, 12/15/40	219	220,832
Series 4107, Class SA, 2.489%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(3)	1,139	1,054,085
Series 4107, Class SB, 2.489%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(3)	566	524,015
Series 4107, Class SC, 2.489%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(3)	1,357	1,256,588
Series 4107, Class SD, 2.489%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(3)	1,014	938,615
Series 4204, Class AF, 1.144%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	1,660	1,633,491
Series 4212, Class NS, 5.248%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(3)	1,073	1,051,248
Series 4259, Class UE, 2.50%, 5/15/43	1,111	1,129,968
Series 4337, Class YT, 3.50%, 4/15/49	2,058	2,061,346
Series 4584, Class PM, 3.00%, 5/15/46	888	889,937
Series 4623, Class SK, 3.469%, (3.57% - 1 mo. USD LIBOR x 0.71), 10/15/46(3)	794	769,318
Series 4631, Class KQ, 5.712%, (6.00% - 1 mo. USD LIBOR x 2.00), 10/15/46(3)	279	282,209
Series 4637, Class SK, 4.74%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(3)	190	172,688
Series 4639, Class KF, 1.444%, (1 mo. USD LIBOR + 1.30%), 12/15/44(1)	2,437	2,429,813
Series 4754, Class FJ, 1.144%, (1 mo. USD LIBOR + 1.00%), 4/15/44(1)	3,165	3,087,879
Series 4776, Class C, 4.50%, 3/15/43	49	49,230
Series 4938, Class KZ, 2.50%, 12/25/49	607	561,218
Series 4980, Class UZ, 3.00%, 6/25/50	295	295,256
Series 4980, Class ZP, 2.50%, 7/25/49	1,333	1,335,213

Security	Principal Amount (000’s omitted)	Value
Series 4990, Class TZ, 2.50%, 7/25/50	$1,636	$1,636,168
Series 4992, Class KZ, 2.75%, 7/25/50	542	543,056
Series 4999, Class C, 2.00%, 6/25/50	1,090	1,086,749
Series 5000, Class ZP, 3.00%, 7/25/50	1,429	1,434,934
Series 5003, Class AZ, 2.50%, 8/25/50	1,636	1,638,749
Series 5003, Class BZ, 2.50%, 8/25/50	1,329	1,327,321
Series 5003, Class PZ, 2.50%, 8/25/50	804	803,602
Series 5020, Class EZ, 2.00%, 10/25/50	1,935	1,917,128
Series 5020, Class TZ, 2.50%, 9/25/50	1,387	1,390,949
Series 5020, Class ZD, 2.00%, 10/25/50	741	739,869
Series 5021, Class CZ, 2.00%, 10/25/50	2,704	2,689,229
Series 5021, Class NZ, 2.00%, 10/25/50	1,921	1,869,465
Series 5023, Class WZ, 2.50%, 9/25/50	1,140	1,140,520
Series 5028, Class AZ, 2.00%, 10/25/50	2,688	2,673,230
Series 5028, Class TZ, 2.00%, 10/25/50	1,941	1,884,727
Series 5028, Class ZT, 2.00%, 10/25/50	2,754	2,728,274
Series 5031, Class Z, 2.50%, 10/25/50	2,650	2,644,822
Series 5034, Class GZ, 2.50%, 11/25/50	1,866	1,870,767
Series 5034, Class KZ, 2.50%, 11/25/50	1,931	1,929,724
Series 5035, Class AZ, 2.00%, 11/25/50	2,910	2,888,275
Series 5035, Class ZK, 2.50%, 11/25/50	3,713	3,710,437
Series 5035, Class ZT, 2.00%, 10/25/50	2,765	2,741,585
Series 5036, Class ZA, 2.50%, 11/25/50	3,831	3,836,477
Series 5038, Class CZ, 2.00%, 11/25/50	797	787,591
Series 5039, Class ZJ, 2.00%, 11/25/50	956	949,999
Series 5040, Class TZ, 2.50%, 11/25/50	1,950	1,948,594
Series 5042, Class PZ, 2.00%, 11/25/50	8,115	8,059,243
Series 5071, Class CS, 3.24%, (3.30% - SOFR), 2/25/51(3)	2,000	1,990,398
Interest Only:(4)
Series 362, Class C12, 4.00%, 12/15/47	4,125	622,206
Series 4676, Class DI, 4.00%, 7/15/44	1,638	38,299
Series 4693, Class EI, 3.50%, 8/15/42	2,187	27,828
Series 4700, Class WI, 3.50%, 1/15/44	880	10,085
Series 4749, Class IL, 4.00%, 12/15/47	2,030	267,636
Series 4756, Class KI, 4.00%, 1/15/48	2,267	273,106
Series 4767, Class IM, 4.00%, 5/15/45	1,388	31,796
Series 4768, Class IO, 4.00%, 3/15/48	1,621	211,967
Series 4772, Class PI, 4.00%, 1/15/48	2,403	301,982
Series 4791, Class JI, 4.00%, 5/15/48	3,483	444,339
Series 4966, Class SY, 5.92%, (6.05% - 1 mo. USD LIBOR), 4/25/50(3)	5,237	840,412
Series 5008, Class IE, 2.00%, 9/25/50	12,004	1,133,713
Series 5010, Class I, 2.00%, 9/25/50	4,826	473,404
Series 5010, Class IN, 2.00%, 9/25/50	4,893	526,663
Series 5010, Class NI, 2.00%, 9/25/50	3,902	411,511
Series 5016, Class UI, 2.00%, 9/25/50	3,888	381,025
Series 5017, Class DI, 2.00%, 9/25/50	6,804	666,793
Series 5022, Class AI, 2.00%, 10/25/50	4,905	507,961
Series 5024, Class CI, 2.00%, 10/25/50	10,770	1,175,005
Series 5025, Class GI, 2.00%, 10/25/50	1,565	163,149
Series 5028, Class TI, 2.00%, 10/25/50	1,878	186,811
Series 5038, Class DI, 2.00%, 11/25/50	9,845	1,090,155

Security	Principal Amount (000’s omitted)		Value
Principal Only:(5)
Series 246, Class PO, 0.00%, 5/15/37	$2,174		$2,145,383
Series 3435, Class PO, 0.00%, 4/15/38	2,066		1,920,831
Series 4239, Class OU, 0.00%, 7/15/43	661		545,812

			$94,014,635

Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class M2, 3.88%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1) (2)	$5,000		$5,095,767
Series 2020-HQA4, Class M2, 3.28%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1) (2)	12,500		12,656,101

			$17,751,868

Federal National Mortgage Association:
Series G92-44, Class ZQ, 8.00%, 7/25/22	$0	(6)	$169
Series 1993-16, Class Z, 7.50%, 2/25/23	20		20,944
Series 1993-39, Class Z, 7.50%, 4/25/23	64		67,630
Series 1993-45, Class Z, 7.00%, 4/25/23	62		64,984
Series 1993-149, Class M, 7.00%, 8/25/23	31		32,715
Series 1993-178, Class PK, 6.50%, 9/25/23	66		70,378
Series 1994-40, Class Z, 6.50%, 3/25/24	82		87,510
Series 1994-42, Class K, 6.50%, 4/25/24	341		366,864
Series 1994-82, Class Z, 8.00%, 5/25/24	98		106,395
Series 2000-49, Class A, 8.00%, 3/18/27	137		152,683
Series 2001-81, Class HE, 6.50%, 1/25/32	326		381,191
Series 2002-1, Class G, 7.00%, 7/25/23	39		41,198
Series 2012-35, Class GE, 3.00%, 5/25/40	2		2,497
Series 2012-133, Class WS, 3.672%, (3.79% - 1 mo. USD LIBOR x 0.83), 12/25/42(3)	726		706,389
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,176		2,144,515
Series 2013-6, Class TY, 1.50%, 2/25/43	795		683,764
Series 2013-52, Class MD, 1.25%, 6/25/43	1,589		1,575,354
Series 2013-58, Class KS, 5.703%, (5.93% - 1 mo. USD LIBOR x 1.50), 6/25/43(3)	1,160		1,146,554
Series 2013-58, Class SC, 5.778%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(3)	1,065		1,068,970
Series 2013-122, Class ES, 1.13%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	228		231,477
Series 2016-89, Class ZH, 3.00%, 12/25/46	676		679,005
Series 2017-75, Class Z, 3.00%, 9/25/57	221		221,012
Series 2018-18, Class QD, 4.50%, 5/25/45	1,311		1,338,294
Series 2019-44, Class MZ, 3.00%, 3/25/49	433		442,436
Series 2020-24, Class BZ, 3.00%, 4/25/50	667		667,547
Series 2020-25, Class Z, 3.00%, 4/25/50	157		157,363
Series 2020-36, Class ZN, 2.50%, 6/25/50	627		626,553
Series 2020-41, Class Z, 2.50%, 6/25/50	114		113,801
Series 2020-41, Class ZC, 3.00%, 6/25/50	212		211,576
Series 2020-45, Class HZ, 2.50%, 7/25/50	1,647		1,642,254
Series 2020-45, Class JZ, 2.50%, 7/25/50	613		611,747
Series 2020-45, Class MA, 3.096%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(3)	716		672,975
Series 2020-45, Class NZ, 2.50%, 7/25/50	1,277		1,280,259
Series 2020-46, Class QZ, 2.50%, 3/15/48	140		139,812
Series 2020-46, Class ZJ, 3.00%, 7/25/50	485		485,981
Series 2020-56, Class Z, 3.00%, 8/25/50	294		294,171
Series 2020-62, Class Z, 2.00%, 9/25/50	2,299		2,282,110
Series 2020-70, Class JZ, 2.50%, 10/25/50	2,638		2,637,442
Series 2020-79, Class TZ, 2.50%, 11/25/50	1,287		1,290,515
Series 2020-89, Class PZ, 2.50%, 12/25/50	986		985,003

Security	Principal Amount (000’s omitted)	Value
Interest Only:(4)
Series 2017-66, Class TI, 0.05%, (6.05% - 1 mo. USD LIBOR, 0.05% cap), 10/25/42(3)	$26,872	$67,875
Series 2018-21, Class IO, 3.00%, 4/25/48	6,234	695,716
Series 2019-1, Class SA, 5.27%, (5.40% - 1 mo. USD LIBOR), 2/25/49(3)	6,071	930,953
Series 2020-23, Class SP, 5.92%, (6.05% - 1 mo. USD LIBOR), 2/25/50(3)	5,655	902,760
Series 2020-45, Class HI, 2.50%, 7/25/50	5,075	605,801
Series 2020-45, Class IJ, 2.50%, 7/25/50	9,259	1,054,364
Series 2020-72, Class DI, 2.00%, 10/25/50	4,893	533,472
Series 2020-72, Class IA, 2.00%, 10/25/50	3,664	400,748
Series 2020-73, Class NI, 2.00%, 10/25/50	5,885	625,445
Series 2021-4, Class AI, 2.00%, 12/25/49	12,056	910,583
Principal Only:(5)
Series 379, Class 1, 0.00%, 5/25/37	1,477	1,383,469
Series 2014-9, Class DO, 0.00%, 2/25/43	848	730,039
Series 2014-17, Class PO, 0.00%, 4/25/44	1,979	1,753,414

		$36,326,676

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$238	$227,737
Series 2016-101, Class ZU, 3.00%, 7/20/46	112	112,282
Series 2016-168, Class JS, 4.303%, (4.46% - 1 mo. USD LIBOR x 1.12), 11/20/46(3)	1,278	1,304,587
Series 2017-137, Class AF, 0.631%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	2,397	2,413,937
Series 2019-108, Class KZ, 3.50%, 8/20/49	47	46,660
Series 2019-123, Class PZ, 3.50%, 10/20/49	153	153,064
Series 2020-21, Class LZ, 3.50%, 2/20/50	21	21,267
Series 2020-31, Class ZH, 3.00%, 3/20/50	453	452,323
Series 2020-32, Class KS, 3.50%, 3/20/50	352	352,119
Series 2020-47, Class ZD, 3.00%, 4/20/50	1,387	1,381,434
Series 2020-47, Class ZL, 3.50%, 4/20/50	1,254	1,259,034
Series 2020-55, Class NZ, 3.00%, 4/20/50	673	673,628
Series 2020-61, Class CS, 2.50%, 5/20/50	697	696,048
Series 2020-61, Class ZA, 3.00%, 5/20/50	1,828	1,813,527
Series 2020-84, Class BZ, 2.50%, 6/20/50	2,805	2,782,548
Series 2020-85, Class CS, 2.50%, 6/20/50	1,484	1,493,736
Series 2020-97, Class XZ, 2.50%, 7/20/50	3,113	3,117,893
Series 2020-97, Class ZB, 3.00%, 7/20/50	784	785,387
Series 2020-134, Class QY, 2.00%, 9/20/50	1,000	1,000,239
Series 2020-134, Class ZD, 2.00%, 9/20/50	3,888	3,858,682
Series 2020-140, Class KZ, 4.50%, 9/20/50	503	505,584
Series 2020-144, Class EZ, 2.50%, 9/20/50	1,879	1,882,100
Series 2020-153, Class TZ, 2.50%, 10/20/50	1,979	1,986,444
Interest Only:(4)
Series 2013-66, Class IE, 0.05%, (6.75% - 1 mo. USD LIBOR, 0.05% cap), 7/20/42(3)	11,139	31,036
Series 2014-94, Class IC, 0.10%, (6.40% - 1 mo. USD LIBOR, 0.10% cap), 9/20/35(3)	17,161	74,364
Series 2014-100, Class VI, 0.15%, (6.60% - 1 mo. USD LIBOR, 0.15% cap), 5/20/40(3)	7,168	43,390
Series 2014-139, Class BI, 0.25%, (6.65% - 1 mo. USD LIBOR, 0.25% cap), 11/20/37(3)	8,127	68,979
Series 2018-127, Class SG, 6.119%, (6.25% - 1 mo. USD LIBOR), 9/20/48(3)	7,551	1,057,934
Series 2019-27, Class SA, 5.919%, (6.05% - 1 mo. USD LIBOR), 2/20/49(3)	7,363	1,225,324
Series 2019-38, Class SQ, 5.919%, (6.05% - 1 mo. USD LIBOR), 3/20/49(3)	5,931	996,003
Series 2019-43, Class BS, 5.919%, (6.05% - 1 mo. USD LIBOR), 4/20/49(3)	10,165	1,502,509
Series 2020-32, Class KI, 3.50%, 3/20/50	9,523	984,452
Series 2020-65, Class MI, 2.50%, 12/20/49	4,605	366,621

Security	Principal Amount (000’s omitted)		Value
Series 2020-97, Class MI, 2.50%, 3/20/50	$2,917		$327,224
Series 2020-146, Class IQ, 2.00%, 10/20/50	14,877		1,442,485
Series 2020-146, Class QI, 2.00%, 10/20/50	7,446		757,714
Series 2020-165, Class UI, 2.00%, 11/20/50	11,191		919,364
Series 2020-167, Class KI, 2.00%, 11/20/50	9,961		997,742
Series 2020-181, Class TI, 2.00%, 12/20/50	19,950		1,667,872

			$40,783,273

Total Collateralized Mortgage Obligations (identified cost $193,829,651)			$188,876,452

Mortgage Pass-Throughs — 54.7%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.50%, with various maturities to 2050	$4,898		$5,165,835
2.798%, (COF + 1.25%), with maturity at 2035(7)	1,652		1,696,065
2.847%, (COF + 1.25%), with maturity at 2034(7)	433		446,944
2.989%, (1 yr. CMT + 2.25%), with maturity at 2038(7)	777		820,486
3.00%, with various maturities to 2050	3,926		4,176,875
3.082%, (1 yr. CMT + 2.23%), with maturity at 2036(7)	866		903,396
3.50%, with maturity at 2050	2,756		2,962,800
4.50%, with maturity at 2035	1,021		1,122,687
5.50%, with maturity at 2032	84		93,786
6.00%, with maturity at 2033	123		144,211
6.50%, with various maturities to 2028	542		566,151
6.87%, with maturity at 2024	13		13,410
7.00%, with various maturities to 2025	344		358,538
7.09%, with maturity at 2023	48		50,574
7.25%, with maturity at 2022	10		10,095
7.31%, with maturity at 2027	7		7,587
7.50%, with various maturities to 2024	78		80,864
7.78%, with maturity at 2022	0	(6)	478
8.00%, with various maturities to 2026	47		48,833
8.50%, with various maturities to 2025	12		12,589
9.00%, with various maturities to 2027	9		10,195
9.50%, with various maturities to 2026	13		13,403

			$18,705,802

Federal National Mortgage Association:
1.716%, (COF + 1.25%), with various maturities to 2044(7)	$593		$599,780
1.719%, (COF + 1.25%), with maturity at 2022(7)	71		70,833
1.753%, (COF + 1.25%), with various maturities to 2035(7)	520		524,704
1.773%, (COF + 1.25%), with various maturities to 2033(7)	621		628,860
2.00%, 30-Year, TBA(8)	66,000		68,114,988
2.50%, with various maturities to 2051	22,955		24,197,704
2.55%, (1 yr. CMT + 2.11%), with maturity at 2040(7)	340		355,156
2.653%, (COF + 1.25%), with maturity at 2036(7)	296		304,526
3.00%, with various maturities to 2050	14,171		14,985,652
3.029%, (COF + 2.39%), with maturity at 2027(7)	219		221,709
3.041%, (COF + 1.25%), with maturity at 2036(7)	210		218,231

Security	Principal Amount (000’s omitted)		Value
3.345%, (COF + 1.25%), with maturity at 2034(7)	$731		$760,735
3.375%, (COF + 1.25%), with maturity at 2035(7)	666		685,695
3.50%, with various maturities to 2050	4,297		4,627,432
3.569%, (COF + 1.80%), with maturity at 2036(7)	4,043		4,252,859
3.683%, (COF + 1.73%), with maturity at 2035(7)	852		898,353
3.687%, (COF + 1.25%), with maturity at 2034(7)	572		586,464
3.964%, (COF + 1.25%), with maturity at 2036(7)	59		61,872
4.355%, (COF + 1.87%), with maturity at 2034(7)	1,235		1,286,322
4.50%, with various maturities to 2049	5,820		6,317,428
5.00%, with maturity at 2027	47		51,726
5.50%, with maturity at 2030	91		100,150
6.00%, with various maturities to 2032	351		392,565
6.426%, with maturity at 2025(9)	36		38,814
6.445%, (COF + 1.75%), with maturity at 2021(7)	1		648
7.00%, with various maturities to 2024	218		227,821
7.50%, with maturity at 2026	18		19,133
7.875%, with maturity at 2021	3		3,065
8.019%, with maturity at 2030(9)	2		2,417
8.25%, with maturity at 2025	15		15,928
8.50%, with maturity at 2037	174		197,414
8.527%, with maturity at 2021(9)	0	(6)	105
9.00%, with various maturities to 2025	25		27,162
9.50%, with various maturities to 2030	10		11,508

			$130,787,759

Government National Mortgage Association:
2.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(7)	$151		$154,934
2.50%, with various maturities to 2050	34,723		36,581,298
2.50%, with maturity at 2051(10)	10,045		10,576,711
3.00%, with various maturities to 2050	34,114		35,853,673
3.50%, with maturity at 2050	1,583		1,724,461
4.00%, with various maturities to 2049	3,402		3,651,391
4.50%, with various maturities to 2049	2,424		2,650,615
7.50%, with maturity at 2025	86		90,475
9.50%, with various maturities to 2025	6		6,920

			$91,290,478

Total Mortgage Pass-Throughs (identified cost $239,638,657)			$240,784,039

U.S. Government Guaranteed Small Business Administration Pools & Loans — 1.0%(11)(12)

Security	Principal Amount (000’s omitted)		Value
0.16%, 7/15/37 to 5/15/42	$570		$3,250
0.23%, 4/15/37 to 12/15/37	1,489		11,371
0.41%, 6/15/42 to 7/15/42	223		3,590
0.48%, 3/15/37 to 12/15/37	2,915		46,661
0.66%, 7/15/42	54		1,453
0.73%, 3/15/37 to 10/15/42	2,184		55,242

Security	Principal Amount (000’s omitted)	Value
0.91%, 5/15/42	$647	$22,591
0.98%, 9/15/37 to 11/15/37	3,186	106,377
1.23%, 8/15/37 to 12/15/37	2,050	85,856
1.86%, 9/15/42 to 1/15/43	9,951	751,256
1.89%, 11/15/42	1,483	113,519
2.11%, 10/15/42 to 12/15/42	3,950	338,273
2.36%, 9/15/42 to 1/15/43	11,940	1,153,351
2.61%, 1/15/43	3,555	383,072
2.86%, 11/15/42 to 2/15/43	8,627	1,018,690
3.11%, 12/15/42	2,900	373,385

Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $5,740,372)		$4,467,937

Short-Term Investments — 14.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	64,228,850	$64,228,850

Total Short-Term Investments (identified cost $64,228,850)		$64,228,850

Total Investments — 115.5% (identified cost $513,415,176)		$508,325,558

Other Assets, Less Liabilities — (15.5)%		$(68,237,645)

Net Assets — 100.0%		$440,087,913

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $27,720,148 or 6.3% of the Fund’s net assets.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2021.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Principal amount is less than $500.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2021.

(8)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(9)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2021.

(10)	When-issued security.

(11)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(12)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(49)	Short	3/31/21	$(6,167,875)	$(3,120)
U.S. 10-Year Treasury Note	(50)	Short	3/22/21	(6,851,563)	38,508

					$35,388

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $64,228,850, which represents 14.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$30,202,236	$113,067,079	$(79,040,465)	$—	$—	$64,228,850	$11,382	64,228,850

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$9,968,280	$—	$9,968,280
Collateralized Mortgage Obligations	—	188,876,452	—	188,876,452
Mortgage Pass-Throughs	—	240,784,039	—	240,784,039
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	4,467,937	—	4,467,937
Short-Term Investments	—	64,228,850	—	64,228,850
Total Investments	$—	$508,325,558	$—	$508,325,558
Futures Contracts	$38,508	$—	$—	$38,508
Total	$38,508	$508,325,558	$—	$508,364,066

Liability Description
Futures Contracts	$(3,120)	$—	$—	$(3,120)
Total	$(3,120)	$—	$—	$(3,120)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.